Share-Based Compensation - Incentive Plan (Details) - 2020 Omnibus Equity Incentive Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	0
Restricted stock unit ("RSU")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value granted		$ 57.8
Unrecognized stock-based compensation expense		$ 46.2
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares reserved under the Plan	13,400,000